Common Stock	12 Months Ended
Dec. 31, 2010
Common Stock [Abstract]
Common Stock

21.	Common Stock

Capital stock

The Company has 2,400 million authorized shares of common stock with a 5,000 Won par value, of which 806,015,340 shares were issued and 806,012,780 shares, net of 2,560 shares of treasury stock, were outstanding as of December 31, 2009 and 806,012,779 shares, net of 2,561 shares of treasury stock, were outstanding as of December 31, 2010. The Company’s common stock owned by KDIC totaled to 531,738,609 shares (65.97%, not considering the treasury stock) as of December 31, 2009 and to 459,198,609 shares (56.97%, not considering the treasury stock) as of December 31, 2010.

Treasury stock

Treasury stock is recorded at cost. The changes in the treasury stock of the Company for the years ended December 31, 2008, 2009 and 2010 were as follows:

Description	Shares increase	Shares decrease	Net changes

Shares at January 1, 2008			26,540

2008—re-issuance	—	23,980	(23,980)
2010—purchase	1	—	1

Shares at December 31, 2010			2,561

In 2008, the Company re-issued 23,980 shares through trusts and private equity funds which are excluded in consolidation.